Organization and Nature of Operations	6 Months Ended
Sep. 30, 2023
Organization and Nature of Operations [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Paranovus Entertainment Technology Limited (“Paranovus Cayman”) is a holding company. It was incorporated on February 13, 2018 under the laws of the Cayman Islands and previously named Happiness Biotech Group Limited. On November 5, 2021, the Company changed its name to Happiness Development Group Limited under the special resolution dated October 21, 2021. On March 13, 2023 the Company changed its name to Paranovus Entertainment Technology Limited under the special resolution dated March 13, 2023. The Company has no substantive operations other than holding all of the outstanding share capital of Happiness Holding Group Limited(“Happiness Hong Kong”), previous named as Happiness Biology Technology Group Limite, and Paranovus Entertainment Technology Limited (“Paranovus NewYork”). Happiness Hong Kong is a holding company of all of the equity or ownership of Happiness (Fuzhou) E-commerce Co., Ltd (“Happiness Fuzhou”) and Happiness (Shunchang) E-commerce Co. Ltd (“Happiness Shunchang”). 2Lab3 LLC was established in the state of Delaware on December 8, 2022 and was acquired by Paranovus Cayman in March 2023.

Happiness Shunchang is a holding company of all of the equity or ownership of Fuzhou Happiness Enterprise Management Consulting Co., Ltd. (“Fujian Consulting”) and Taochejun (Fujian) Automobile Sales Co., Ltd. (“Fujian Taochejun”).

Reorganization

A Reorganization of the legal structure was completed in August 2018. The Reorganization involved the incorporation of PARANOVUS ENTERTAINMENT TECHNOLOGY LIMITED, a Cayman Islands holding company; Happiness Biology Technology Group Limited, a holding company established in Hong Kong, PRC; Happiness (Fuzhou) E-commerce Co., Ltd, a holding company established in Fujian, PRC; and the transfer of 100% ownership of Fujian Happiness from the former shareholders to Happiness Fuzhou. Paranovus Cayman, Happiness Hong Kong and Happiness Fuzhou are all holding companies and had not commenced operation until August 21, 2018.

Prior to the reorganization, Mr. Wang Xuezhu, Chief Executive Officer owns 47.7% ownership of Fujian Happiness. On August 21, 2018, Mr. Wang Xuezhu and other shareholders of Fujian Happiness transferred their 100% ownership interests in Fujian Happiness to Happiness Fuzhou, which is 100% owned by Happiness Hong Kong. After the reorganization, Paranovus Cayman owns 100% equity interests of Fujian Happiness. Mr. Wang Xuezhu, who owns 52.37% ownership of Paranovus Cayman, became the ultimate controlling shareholder (“the Controlling Shareholder”) of the Company.

Since the Company is effectively controlled by the same Controlling Shareholder before and after the reorganization, it is considered under common control. Therefore, the above-mentioned transactions were accounted for as a recapitalization. The reorganization has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying financial statements of the Company.

On March 4, 2019, the Company subdivided its 50,000 ordinary shares into 90,000,000 Ordinary shares and 10,000,000 Preferred shares. The authorized ordinary shares became 100,000,000 shares and the par value was changed from $1 to $0.0005. On the same day, the Company cancelled 77,223,100 ordinary shares and sold additional 223,100 ordinary shares. As of March 31, 2019, the Company has 23,000,000 ordinary shares issued and outstanding. The Company has retrospectively reflected the stock subdivision and cancellation in all periods presented in these financial statements.

During the reporting periods, the Company has several subsidiaries in PRC. Details of the Company and its operating subsidiaries are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	Registered Capital	% of Ownership	Principal Activities

Happiness (Fuzhou) E-commerce Co., Ltd (“Happiness Fuzhou”)	June 1, 2018	PRC	US$ 10,000,000	100% by Happiness Hong Kong	Investment
Happiness (Shunchang) E-commerce Co. Ltd (“Happiness Shunchang”)	July 11, 2023	PRC	RMB 500,000	100% by Happiness Hong Kong	Investment
Fuzhou Happiness Enterprise Management Consulting Co., Ltd.	December 15, 2020	PRC	RMB 1,000,000	100% by Happiness Shunchang	Management and consulting service
Taochejun (Hainan) New Energy Technology Co., Ltd.	June 15, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales, online sales, car rental service
Taochejun (Fujian) automobiles Co., Ltd	April 27, 2021	PRC	RMB 30,000,000	61% by Happiness Shunchang	Automobile sales
Fujian Happiness Biotech Co., Ltd (“Fujian Happiness”) (a)	November 19, 2004	PRC	RMB 100,000,000	100% by Nanping Happiness	Research, development, production and selling of nutraceutical and dietary supplements
Fujian Happiness comes Medical Equipment Manufacturing Co., Ltd. (a)	April 15, 2020	PRC	RMB 10,000,000	51% by Fujian Happiness	Selling of medical equipment
Shunchang Happiness comes Health Products Co., Ltd. (a)	May 19, 1998	PRC	RMB 2,000,000	100% by Fujian Happiness	Research, development, production and selling of edible fungi
Fujian Shennongjiagu Development Co., Ltd.(“Shennong”) (a)	December 10, 2012	PRC	RMB 51,110,000	70% by Fujian Happiness	Advertising service, online sales, food sales, data service, information consulting service
Fuzhou Hekangyuan Trading Co., Ltd. (“Hekangyuan”) (a)	October 13, 2017	PRC	RMB 10,000,000	100% by Fujian Happiness	Advertising service, online sales, food sales, commodity sales, information consulting service
Happy Buy (Fujian) Network Technology Co., Ltd. (“Happy Buy”) (b)	July 16, 2020	PRC	RMB 30,000,000	100% by Nanping Happiness	Advertising service, online sales
Fujian Happy Studio Network Technology Co. LTD (c)	August 10, 2020	PRC	RMB 10,000,000	51% by Happy Buy	Advertising service
Shunchang Haiwushuo Brand Management Co., Ltd. (“Shunchang Haiwushuo”) (c)	September 2, 2021	PRC	RMB 1,000,000	51% by Happy Buy	Advertising service, online sales
Taochejun (Hangzhou) New Energy Technology Co., Ltd. (“Hangzhou Taochejun”) (d)	July 12, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Technology service, automobile sales
Sichuan Taochejun New Energy Technology Co., Ltd. (d)	July 13, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales.

(a)	On July 18, 2023, the Company transferred the 100% of the equity interests of Fujian Happiness and its subsidiaries to a third party by the strategic decision.
(b)	On September 1, 2023, the Company transferred the 100% of the equity interests of Happy Buy to a third party due to the business optimization.
(c)	Happy Studio network and Shunchang Haiwushuo were focus on the online store operation. In May 2023, the Company disposed them to a third party.
(d)	During the six months ended September 30, 2023, the Company closed 2 subsidiaries to optimize the Company’s structure on online store business.